Cover	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	ARROW ELECTRONICS INC
Entity Incorporation, State or Country Code	NY
Entity File Number	1-4482
Entity Tax Identification Number	11-1806155
Entity Address, Address Line One	9201 East Dry Creek Road,
Entity Address, City or Town	Centennial,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	824-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	ARW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000007536
Amendment Flag	false